Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues	$ 2,251,379	$ 3,396,069	$ 4,123,080	$ 6,972,656	$ 11,555,656	$ 14,916,422
Cost of net revenues	1,539,827	1,837,392	2,539,073	3,693,243	7,911,536	8,372,642
Gross profit	711,552	1,558,677	1,584,007	3,279,413	3,644,120	6,543,780
Operating expenses:
General and administrative	1,527,249	2,946,688	3,501,052	3,918,420	8,652,361	14,299,389
Sales and marketing	1,031,594	615,190	1,860,382	1,323,340	2,896,698	4,035,835
Distribution	137,926	299,034	204,350	564,533	907,843	1,002,343
Impairment of intangible assets					1,388,000
Change in fair value of contingent consideration						(10,698,475)
Total operating expenses	2,696,769	3,860,912	5,565,784	5,806,293	13,844,902	8,639,092
Loss from operations	(1,985,217)	(2,302,235)	(3,981,777)	(2,526,880)	(10,200,782)	(2,095,312)
Other (expense) income:
Interest expense	(127,270)	(1,239,624)	(262,193)	(1,744,615)	2,941,171	5,517,118
Other non-operating (expenses) income	(5,375)	31,379	36,198	77,280	83,680	704,166
Total other expense	(132,645)	(1,208,245)	(225,995)	(1,667,335)	3,024,851	6,221,284
Income tax benefit					119,044	(368,034)
Net loss from continuing operations	(2,117,862)	(3,510,480)	(4,207,772)	(4,194,215)	(13,106,589)	(8,684,630)
(Loss) from discontinued operations, net of tax						(1,562,503)
Net loss	$ (2,117,862)	$ (3,510,480)	$ (4,207,772)	$ (4,194,215)	$ (13,106,589)	$ (10,247,133)
Weighted average common shares outstanding - basic	2,615,695	33,696	3,387,187	34,073	170,853	22,385
Weighted average common shares outstanding - diluted	2,615,695	33,696	3,387,187	34,073	170,853	22,385
Net loss per common share - basic	$ (0.81)	$ (104.18)	$ (1.24)	$ (123.10)	$ (76.71)	$ (457.78)
Net loss per common share - diluted	$ (0.81)	$ (104.18)	$ (1.24)	$ (123.10)	$ (76.71)	$ (457.78)